Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Assets Current	$ 86,465	$ 18,508
Assets Non-current	29,635	51,619
Liabilities Current	6,730	9,500
Liabilities Non-current	9	1,036
Interest rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	306
Assets Non-current	18,416	12,400
Liabilities Current		317
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Non-current		12,400
Liabilities Current		317
Interest rate hedge [Member] | Fair value hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	306
Assets Non-current	18,416
Exchange rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	86,159	18,508
Assets Non-current	11,219	39,219
Liabilities Current	6,730	9,183
Liabilities Non-current	9	1,036
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	51,661	18,508
Assets Non-current	11,219	21,705
Liabilities Current	6,716	9,174
Liabilities Non-current	9
Exchange rate hedge [Member] | Fair value hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	34,498
Assets Non-current		17,514
Liabilities Current	$ 14	9
Liabilities Non-current		$ 1,036